Operating Leases - Schedule of Future Minimum Payments Operating Leases (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Payments Operating Leases [Abstract]
2026	$ 753,071
2027	603,508
2028	336,657
Total lease payments	1,693,236
Less: imputed interest	(104,578)
Total operating lease liabilities	$ 1,588,658